EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net earnings (loss)	$ 4,135	$ 15,385	$ (2,674)
Weighted average shares used in computation of:
Basic (in shares)	32,356	32,032	32,166
Assumed conversion (in shares)	537	303	0
Diluted (in shares)	32,893	32,335	32,166
Net earnings (loss) per share (in dollars):
Earnings Per Share, Basic	$ 0.13	$ 0.48	$ (0.08)
Earnings Per Share, Diluted	$ 0.13	$ 0.48	$ (0.08)